Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class TF
Shareholder Report [Line Items]
Fund Name	Equable Shares Hedged Equity ETF
Class Name	Equable Shares Hedged Equity ETF
Trading Symbol	HEDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equable Shares Hedged Equity ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.equableshares.com/fund/hedg. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.equableshares.com/fund/hedg
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Equable Shares Hedged Equity ETF	$113	1.09%
[1]
Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the full fiscal year dated November 1, 2024 – October 31, 2025, the Equable Shares Hedged Equity ETF (the “Fund”) returned 9.41% while the  S&P 500® Index increased 21.45%. Performance before October 13, 2025 was the predecessor mutual fund, EQHEX. The Fund maintains a long position in the SPDR S&P 500 ETF (“SPY”), an exchange traded fund (“ETF”) that tracks the  S&P 500® Index. Simultaneously, the Fund writes call options against SPY on a fully hedged basis. The Fund also implements a partial put spread on the underlying SPY position to add additional protection.
During the first six months of the period, November through April, the  S&P 500® Index  returned -1.74% while the Fund returned 0.74%. During the second half of the full fiscal year, May through October, the S&P 500® Index increased 23.60% while the Fund returned 8.61%. In summary, the Fund performed as expected, as it delivered capped upside participation in rising markets and mitigated losses in negative markets.
In October 2025 the Equable Shares Hedged Equity Fund (EQHEX) successfully converted to the Equable Shares Hedged Equity ETF (HEDG).
Our primary goals are to reward long-term investors with market participation, income and risk mitigation in a range of market environments.
Thanks,

Ron Santella
CEO

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Equable Shares Hedged Equity ETF	9.41	9.01	8.05
S&P 500 TR	21.45	17.64	17.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 13, 2025
Updated Performance Information Location [Text Block]	Visit https://www.equableshares.com/fund/hedg for more recent performance information.
Net Assets	$ 305,504,442
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 1,897,185
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$305,504,442
Number of Holdings	9
Net Advisory Fee	$1,897,185
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Issuers	(% of net assets)
SPDR S&P 500 ETF Trust	58.3%
iShares Core S&P 500 ETF	39.0%
Clearshares Ultra-Short Maturity ETF	0.6%
Dreyfus Government Cash Management	0.1%

Security Type	(% of net assets)
Exchange Traded Funds	97.9%
Purchased Options	0.3%
Short-Term Investments	0.1%
Written Options	-4.7%
Cash & Other	6.4%

Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
Updated with ETF risks
Changes to Shareholder Fees (fees paid directly from your investment).
As of October 13, 2025, the fund operates with a unitary fee of 0.88%.
Fund Name Change:
Name changed from Equable Shares Hedged Equity Fund (EQHEX) to Equable Shares Hedged Equity ETF(HEDG) on October 13, 2025.
Other Material Fund Changes:
Shares of the Equable Shares Hedged Equity Fund (EQHEX) were adjusted to reflect a reverse stock split which occurred on September 16, 2025.
Fund changed from a mutual fund to an ETF on October 13, 2025.

Updated Prospectus Web Address	https://www.equableshares.com/fund/hedg

[1]
*	Annualized